Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
January 31, 2025
IVFK6-NPRT1-0425
1.9883989.107
Common Stocks - 100.1%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
MercadoLibre Inc (a)	12,946	24,884,672
CANADA - 4.7%
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Asset Management Ltd Class A (United States) (b)	465,989	27,880,122
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	128,115	21,529,244
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	8,595	28,108,994
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	9,222	1
		28,108,995
TOTAL CANADA		77,518,361
CHINA - 6.6%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Tencent Holdings Ltd	872,699	45,917,248
Consumer Discretionary - 3.8%
Broadline Retail - 1.5%
PDD Holdings Inc Class A ADR (a)	226,138	25,307,104
Hotels, Restaurants & Leisure - 2.3%
Meituan B Shares (a)(d)(e)	681,124	12,963,531
Trip.com Group Ltd ADR (a)	336,481	23,610,872
		36,574,403
TOTAL CONSUMER DISCRETIONARY		61,881,507

TOTAL CHINA		107,798,755
DENMARK - 3.8%
Health Care - 2.5%
Pharmaceuticals - 2.5%
Novo Nordisk A/S Series B	475,471	40,141,483
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	109,989	21,911,377
TOTAL DENMARK		62,052,860
FRANCE - 10.6%
Consumer Discretionary - 4.4%
Textiles, Apparel & Luxury Goods - 4.4%
Hermes International SCA	11,576	32,712,359
LVMH Moet Hennessy Louis Vuitton SE	51,767	37,862,622
		70,574,981
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	82,301	22,685,215
Industrials - 3.2%
Aerospace & Defense - 1.8%
Safran SA	116,330	28,837,789
Building Products - 1.4%
Cie de Saint-Gobain SA	251,219	23,557,666
TOTAL INDUSTRIALS		52,395,455

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	152,136	26,575,387
TOTAL FRANCE		172,231,038
GERMANY - 7.5%
Financials - 1.5%
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,867	25,403,432
Industrials - 1.8%
Electrical Equipment - 1.8%
Siemens Energy AG (a)	490,558	29,186,864
Information Technology - 2.6%
Software - 2.6%
SAP SE	152,357	41,985,667
Materials - 1.6%
Construction Materials - 1.6%
Heidelberg Materials AG	183,059	25,912,593
TOTAL GERMANY		122,488,556
INDIA - 6.1%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	1,268,859	23,748,539
Financials - 3.3%
Banks - 3.3%
HDFC Bank Ltd	1,437,964	28,163,781
ICICI Bank Ltd	1,786,145	25,720,014
		53,883,795
Industrials - 1.3%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	540,146	22,177,125
TOTAL INDIA		99,809,459
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	37,496,824	21,661,161
IRELAND - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Kingspan Group PLC	279,411	19,507,643
ITALY - 2.7%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	47,813	20,663,863
Industrials - 1.5%
Electrical Equipment - 1.5%
Prysmian SpA	345,339	24,124,870
TOTAL ITALY		44,788,733
JAPAN - 11.0%
Financials - 1.5%
Insurance - 1.5%
Tokio Marine Holdings Inc	732,332	24,154,777
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	185,640	24,928,847
Industrials - 5.1%
Industrial Conglomerates - 2.0%
Hitachi Ltd	1,249,863	31,422,107
Machinery - 1.4%
Mitsubishi Heavy Industries Ltd	1,558,500	22,809,032
Professional Services - 1.7%
Recruit Holdings Co Ltd	398,533	27,814,493
TOTAL INDUSTRIALS		82,045,632

Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Advantest Corp	399,300	22,076,173
Disco Corp	83,724	24,231,675
		46,307,848
TOTAL JAPAN		177,437,104
NETHERLANDS - 5.3%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	125,557	22,891,935
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	40,626	23,896,449
ASML Holding NV	53,708	39,731,182
		63,627,631
TOTAL NETHERLANDS		86,519,566
SWEDEN - 1.5%
Industrials - 1.5%
Machinery - 1.5%
Atlas Copco AB A Shares	1,488,824	24,871,953
SWITZERLAND - 1.5%
Financials - 1.5%
Insurance - 1.5%
Zurich Insurance Group AG	41,601	25,208,738
TAIWAN - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Taiwan Semiconductor Manufacturing Co Ltd	2,232,685	73,997,253
UNITED KINGDOM - 9.6%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC	215,722	28,764,673
Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	555,254	26,676,271
London Stock Exchange Group PLC	175,537	26,121,316
		52,797,587
Industrials - 4.6%
Aerospace & Defense - 1.6%
Rolls-Royce Holdings PLC (a)	3,573,986	26,648,191
Professional Services - 1.6%
RELX PLC	539,119	26,770,755
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	337,331	22,192,701
TOTAL INDUSTRIALS		75,611,647

TOTAL UNITED KINGDOM		157,173,907
UNITED STATES - 20.7%
Financials - 8.9%
Capital Markets - 2.8%
Moody's Corp	44,079	22,014,816
S&P Global Inc	45,424	23,684,528
		45,699,344
Financial Services - 3.3%
Mastercard Inc Class A	46,691	25,933,582
Visa Inc Class A	77,702	26,558,545
		52,492,127
Insurance - 2.8%
Arthur J Gallagher & Co	76,796	23,178,569
Marsh & McLennan Cos Inc	102,070	22,136,941
		45,315,510
TOTAL FINANCIALS		143,506,981

Industrials - 6.1%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	116,455	21,398,361
Construction & Engineering - 1.3%
Ferrovial SE	506,700	21,761,934
Electrical Equipment - 2.1%
Schneider Electric SE	132,140	33,513,980
Professional Services - 1.4%
Experian PLC	477,234	23,508,394
TOTAL INDUSTRIALS		100,182,669

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	113,764	25,172,560
Materials - 4.2%
Chemicals - 1.3%
Linde PLC	49,254	21,973,194
Construction Materials - 2.9%
CRH PLC (United Kingdom)	213,505	21,305,056
Holcim AG	249,546	25,010,503
		46,315,559
TOTAL MATERIALS		68,288,753

TOTAL UNITED STATES		337,150,963
TOTAL COMMON STOCKS (Cost $1,210,687,002)		1,635,100,722

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $12,094,802)	4.37	12,093,592	12,094,801

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,222,781,804)	1,647,195,523
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(12,278,711)
NET ASSETS - 100.0%	1,634,916,812

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,963,531 or 0.8% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,963,531 or 0.8% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	164,997,167	164,997,167	156,271	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	28,492,200	54,439,054	70,836,453	4,430	-	-	12,094,801	12,093,592	0.1%
Total	28,492,200	219,436,221	235,833,620	160,701	-	-	12,094,801	12,093,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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